Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Rent expense	$ 144,000	$ 16,000
Operating lease agreements Expire	October 2020
Maximum [Member]
Monthly lease payments	24,000
Minimum [Member]
Monthly lease payments	$ 1,300